Loans and Financing	9 Months Ended
Sep. 30, 2024
Loans and Financing [Abstract]
Loans and financing

15 Loans and financing

	Average			Payment	Current		Non-current
Type	annual interest rate	Currency	Index	terms / non- current debt	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023

Foreign currency
ACC - Advances on exchange contracts	6.07%	USD	—	2024	931,170	52,158	—	—
Prepayment	7.38%	USD	SOFR	2024 - 27	—	5,531	—	174,346
FINIMP - Import Financing	6.46%	USD and EUR	Euribor	2025	5,775	31,291	—	647
White Stripe credit facility	8.45%	USD and CAD	—	—	—	2,892	—	—
Working capital - Dollar	7.01%	USD	SOFR	2024 - 30	372	362	2,311	2,553
CRA - Agribusiness Credit Receivable Certificates	5.36%	USD	—	2024 - 38	1,566	442	65,438	38,464
Scott credit facilities	2.20%	USD	—	2030	—	—	—	1,815
Export credit note	6.96%	USD	SOFR	2025	100,757	—		—
Others	6.53%	—	—		13,189	—	1,792	—
					1,052,829	92,676	69,541	217,825
Local currency
FINAME(1)	5.99%	BRL	—	2024 - 25	56	478	—	6
Prepayment	7.09%	GBP, USD	BoE, SOFR	2024 - 25	676	54,906	—	60,000
Notes 2.50% JBS Lux 2027	2.50%	USD	—	2027	5,208	11,542	989,294	986,220
Notes 5.13% JBS Lux 2028	5.13%	USD	—	2028	7,557	19,219	888,502	886,398
Notes 6.5% JBS Lux 2029	6.50%	USD	—	2029	2,070	1,084	69,835	77,885
Notes 3.00% JBS Lux 2029	3.00%	USD	—	2029	2,900	7,458	588,229	586,210
Notes 5.50% JBS Lux 2030	5.50%	USD	—	2030	14,128	31,910	1,240,874	1,239,931
Notes 3.75% JBS Lux 2031	3.75%	USD	—	2031	6,111	1,563	488,840	495,338
Notes 3.00% JBS Lux 2032	3.00%	USD	—	2032	11,250	3,833	982,088	980,341
Notes 3.63% JBS Fin 2032	3.63%	USD	—	2032	7,319	16,729	955,411	984,472
Notes 5.75% JBS Lux 2033	5.75%	USD	—	2033	47,508	29,469	1,625,208	2,001,095
Notes 6.75% JBS Lux 2034	6.75%	USD	—	2034	4,061	30,900	1,486,122	1,576,065
Notes 4.38% JBS Lux 2052	4.38%	USD	—	2052	6,344	16,309	887,577	887,237
Notes 6.50% JBS Lux 2052	6.50%	USD	—	2052	33,261	8,396	1,525,901	1,527,284
Notes 7.25% JBS Lux 2053	7.25%	USD	—	2053	24,350	18,669	883,639	883,214
Notes 4.25% PPC 2031	4.25%	USD	—	2031	16,669	8,972	843,747	984,404
Notes 3.50% PPC 2032	3.50%	USD	—	2032	2,538	10,500	891,986	891,184
Notes 6.25% PPC 2033	6.25%	USD	—	2033	14,972	43,924	965,586	984,018
Notes 6.88% PPC 2034	6.88%	USD	—	2034	12,795	7,639	485,699	484,577
Working capital - Reais	10.99%	BRL	TJLP	2024 - 28	—	5,081	—	16,331
Working capital - Euros	4.00%	EUR	Euribor	2024 - 28	20,023	17,249	11,873	10,186
Export credit note	12.97%	BRL	CDI	2024 - 30	966	2,913	1,162	214,735
CDC - Direct Consumer Credit	15.31%	BRL	—	2024 - 28	13,064	21,296	2,476	9,020
Livestock financing - Pre	10.99%	BRL	—	2024	379,082	242,928	—	—
CRA - Agribusiness Receivables Certificate	15.31%	BRL	CDI and IPCA	2024 - 37	134,967	149,060	1,112,965	2,013,297
Credit line - Scott	7.69%	USD, EUR	—	2025	—	20,087	—	529
Credit line - Beardstown Pace	3.65%	USD	—	2050	—	6,689	—	64,700
JBS Australia Confinement Agreement	2.76%	AUD	—	2028	—	993	—	34,053
Others	4.68%	Various	Various	2031	37,063	9,098	103,715	11,012
Total					804,938	798,894	17,030,729	18,889,742

					1,857,767	891,570	17,100,270	19,107,567

(1)	FINAME - Government Agency for Machinery and Equipment Financing

Average annual interest rate: Refers to the weighted average nominal cost of interest at the reporting date. The loans and financings are fixed by a fixed rate or indexed to rates: CDI, TJLP (the Brazilian government’s long-term interest rate), LIBOR and EURIBOR, among others.

The availability of revolving credit facilities for JBS USA was US$2.9 billion as of September 30, 2024 (US$2.9 billion as of December 31, 2023). In Brazil, the availability of revolving credit facilities was US$450 million (US$450 million at December 31, 2023).

The non-current portion of the principal payment schedule of loans and financing is as follows:

Maturity	September 30, 2024

2025
2026	8,259
2027	22,315
2028	1,002,583
2029	989,449
Maturities after 2029	688,287
2,710,893

15.1 Guarantees and contractual restrictions (“covenants”)

The Group was in compliance with its financial debt covenants restrictions as of September 30, 2024.

The Company, together with its indirect subsidiaries JBS Global Luxembourg S.à.r.l., JBS Holding Luxembourg S.à r.l., JBS USA Holding Lux S.à r.l. and JBS Global Meat Holdings Pty. Limited, are guarantors of certain senior notes listed with the U.S. Securities and Exchange Commission.